INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Operating loss carry forward	$ 48,663	$ 48,960
Research and development credit	7,921	3,993
Accrued social benefits and other	530	870
Property and equipment	(135)	(145)
Deferred tax asset before valuation allowance	56,979	53,678
Valuation allowance	(56,979)	(53,678)
Net deferred tax asset